RELATED PARTIES - Schedule of Total Amount of Transactions With Related Parties and Their Affiliates (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties
Cost of services, equipment and accessories	$ (38)	$ (27)	$ (71)	$ (51)
Selling, general and administrative expenses	(113)	(92)	(231)	(183)
Finance costs	(19)	(18)	(37)	(39)
Other operating income	0	1	1	1
Finance income	4	4	8	11
Profit before tax	97	103	201	161
Ultimate and Immediate parent
Disclosure of transactions between related parties
Cost of services, equipment and accessories	0	0	0	0
Selling, general and administrative expenses	0	0	0	0
Finance costs	(2)	0	(3)	(1)
Depreciation charge of right-of-use asset	0	0	0	0
Other operating income	0	0	0	0
Other operating expenses	0	(11)	0	(20)
Finance income	0	3	0	8
Profit before tax	(2)	(8)	(3)	(13)
Entities under common control
Disclosure of transactions between related parties
Cost of services, equipment and accessories	(4)	(5)	(8)	(7)
Selling, general and administrative expenses	0	0	0	0
Finance costs	(11)	(20)	(22)	(30)
Depreciation charge of right-of-use asset	(10)	(17)	(20)	(25)
Other operating income	0	1	1	1
Other operating expenses	(1)	0	(3)	0
Finance income	0	0	0	0
Profit before tax	(26)	(41)	(52)	(61)
Key Management Personnel
Disclosure of transactions between related parties
Cost of services, equipment and accessories	0	0	0	0
Selling, general and administrative expenses	(1)	(1)	(2)	(2)
Finance costs	0	0	0	0
Depreciation charge of right-of-use asset	0	0	0	0
Other operating income	0	0	0	0
Other operating expenses	0	0	0	0
Finance income	0	0	0	0
Profit before tax	$ (1)	$ (1)	$ (2)	$ (2)